Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted net loss per share
20.	Basic and diluted net loss per share

(a)	Basic and diluted net loss per share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of the losses per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
Numerator:
Net loss	(488,066)	(574,781)	(394,827)
Accretion on Series A convertible redeemable preferred shares redemption value	(1,978)	—	—
Accretion on Series B convertible redeemable preferred shares redemption value	(10,140)	—	—
Accretion on Series C convertible redeemable preferred shares redemption value	(15,899)	—	—

Net loss attributable to ordinary shareholders-Basic and diluted	(516,083)	(574,781)	(394,827)

Denominator:
Denominator for basic and diluted loss per share weighted-average ordinary shares outstanding (Note)
Basic and diluted	26,921,735	49,364,429	49,430,696
Basic and diluted loss per share	(19.17)	(11.64)	(7.99)

Note: Considering that the holder of Preferred Shares had no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to the Preferred Shares.
For the years ended December 31, 2018,
assumed conversion
of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect as a result of the Group’s net loss. The effects of all outstanding share options have also been excluded from the computation of diluted loss per share for the years ended December 31, 2018, 2019 and 2020 due to their anti-dilutive effect.
The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	For the year ended December 31,
	2018	2019	2020
Preferred shares — weighted average	16,729,811	—	—
Share options — weighted average	2,263,775	1,051,152	372,273